Transactions with Related Parties - Allseas (Details)				1 Months Ended	12 Months Ended				6 Months Ended		2 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 18, 2014 Public offerings	Jun. 30, 2014 Allseas Marine SA EUR (€)	May 31, 2014 Allseas Marine SA EUR (€)	Jun. 30, 2014 Allseas Marine SA USD ($)	Dec. 31, 2013 Allseas Marine SA USD ($)	Jun. 30, 2013 Allseas Marine SA USD ($)	Jun. 30, 2014 Executive Services USD ($)	Jun. 30, 2013 Executive Services USD ($)	Feb. 18, 2014 Loretto Finance Inc. USD ($)
Related Party Transaction [Line Items]
Daily management fee				€ 664.46	€ 661.15
Incentive compensation paid to executives									0	1,960,500
Capitalized expenses						2,524,559		404,820
Due from related parties	391,478	146,051				391,478	146,051
Common stock - shares issued			6,785,000								135,700
Share based compensation											$ 880,015